Share Capital	6 Months Ended
Jun. 30, 2023
Share Capital [Abstract]
SHARE CAPITAL

NOTE 4 - SHARE CAPITAL:

a.	Changes in share capital

●	In 2022, three U.S investors exercised 425,000 warrants into 425,000 ordinary shares in return for $1,700.

●	On February 23, 2023, Ami Sagi exercised 186,000 warrants into 186,000 ordinary shares in return for $744.

b.	Share- based compensation

1)	Option plan

Under the Company’s Share Ownership and Option Plan (2010), or the 2010 Plan, employees, directors and consultants of the Company may be granted options, each exercisable into one ordinary share of the Company of NIS 1.50 par value.

Options grants

Options granted under the 2010 Plan:

In the six months ended June 30, 2023 and 2022, the Company granted options as follows:

	Six months ended June 30, 2023
	Number of options granted	Exercise price range	Vesting period	Expiration
Employees	104,500	$7.5	4 years	10 years

	Six months ended June 30, 2022
	Number of options granted	Exercise price range	Vesting period range	Expiration
Employees	398,000	$9.22	4 years	10 years
Directors	217,000	$9.22	4 years	10 years

The fair value of options granted during the six months ended June 30, 2023, and 2022 was $505 and $3,511, respectively.

The fair value of options granted on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are as follows:

	Six months ended June 30
	2023	2022
Value of ordinary share	$7.5	$9.07-9.22
Dividend yield	0%	0%
Expected volatility	74.1%	67.28%-67.95%
Risk-free interest rate	0.36%	1.72%-3.03%
Expected term	6.11 years	6.11 years

The following table summarizes the number of options granted to employees and directors under the 2010 Plan for the six months period ended June 30, 2023:

	Number of options	Weighted average exercise price
Options outstanding at the beginning of the period	1,868,749	$7.85
Granted	104,500	7.5
Exercised	(29,163)	4.43
Forfeited or expired	(95,559)	9.43
Options outstanding at the end of the period	1,848,527	$7.8
Options exercisable at the end of the period	1,105,189	$7.35

The following table summarizes the number of options granted to consultants under the Option Plan for the six months period ended June 30, 2023:

	Number of options	Weighted average exercise price
Options outstanding at the beginning of the period	15,416	$16.04
Granted	-	-
Exercised	(3,750)	5.07
Forfeited or expired	-	-
Options outstanding at the end of the period	11,666	$16.45
Options exercisable at the end of the period	6,329	$9.81

3)	The following table illustrates the effect of share-based compensation on the statements of operations:

	Six months ended June 30		Three months ended June 30
	2023	2022	2023	2022
Cost of revenue	$19	$2	$11	$2
Research and development	307	374	121	173
General, administrative and marketing	526	647	206	400
	$852	$1,023	$338	$575